Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation of Financial Statement Items (Details)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Maximum [Member] | China, Yuan Renminbi | Income Statement And Cash Flows Items Member
Balance sheet items, except for equity accounts
Translation of exchange rates	0.072153	0.071855	0.070637
Minimum [Member] | United States of America, Dollars | Income Statement And Cash Flows Items Member
Balance sheet items, except for equity accounts
Translation of exchange rates	0.01	0.01	0.01
Balance Sheet Items Except For Equity Accounts Member | Maximum [Member] | China, Yuan Renminbi
Balance sheet items, except for equity accounts
Translation of exchange rates	0.071169	0.071178
Balance Sheet Items Except For Equity Accounts Member | Minimum [Member] | United States of America, Dollars
Balance sheet items, except for equity accounts
Translation of exchange rates	0.01	0.01